Supplemental Cash Flow Information (Tables)	12 Months Ended
Dec. 31, 2024
Cash Flow Statement [Abstract]
Summary of Cash Flow Information

(CAD$ in millions)	December 31, 2024	December 31, 2023
Cash and cash equivalents
Cash	$2,343	$399
Investments with maturities from the date of acquisition of three months or less	5,244	345
	$7,587	$744

Summary of Non-Cash Working Capital Items

(CAD$ in millions)	2024	2023
Net change in non-cash working capital items
Trade and settlement receivables	$(347)	$(123)
Inventories	(374)	(439)
Prepaids and other current assets	(29)	(253)
Trade accounts payable and other liabilities	474	272
	$(276)	$(543)

Summary of Cash Flows From Investing Activities

(CAD$ in millions)	2024	2023
Net proceeds from sale of discontinued operations and other
Net proceeds from sale of steelmaking coal business	$9,483	$—
Proceeds from sale of Fort Hills	—	1,014
Proceeds from other assets	55	34
	$9,538	$1,048